Deferred Tax Assets - Schedule of Major Deferred Tax Assets (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Major Deferred Tax Assets [Abstract]
At beginning of the year		RM 75,978
Charge to profit and loss		(75,978)
At end of the year